UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Defiance Asset Management, LLC

Address:  100 Front Street
          Suite 920
          West Conshohocken, PA 19428

13F File Number: 028-11629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mimi Drake
Title:   Chief Financial Officer
Phone:   (610) 940-5306


Signature, Place and Date of Signing:

/s/ Mimi Drake                West Conshohocken, PA             May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $133,002
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.        Form 13F File Number             Name

1          028-11630                        Defiance Asset Management Fund, L.P.


                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2010
COLUMN 1                     COLUMN 2          COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COL 7          COLUMN 8

                                                          VALUE     SHS OR  SH/ PUT/    INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT PRN CALL    DISCRETION    MGRS   SOLE    SHARED    NONE
--------------               --------------    ------     --------  ------- --- ----    ----------    ----   -----   ------    ----
ABBOTT LABS                  COM               002824100  2,784     52,852  SH        SHARED-DEFINED  1       52,852
ABBOTT LABS                  COM               002824100  1,461     27,728  SH             SOLE               27,728
ACE LTD                      SHS               H0023R105  1,298     24,812  SH        SHARED-DEFINED  1       24,812
ACE LTD                      SHS               H0023R105    679     12,988  SH             SOLE               12,988
AETNA INC NEW                COM               00817Y108  1,621     46,159  SH        SHARED-DEFINED  1       46,159
AETNA INC NEW                COM               00817Y108    853     24,320  SH             SOLE               24,320
AGRIUM INC                   COM               008916108  3,516     49,787  SH        SHARED-DEFINED  1       49,787
AGRIUM INC                   COM               008916108  1,843     26,104  SH             SOLE               26,104
APACHE CORP                  COM               037411105    651      6,416  SH        SHARED-DEFINED  1        6,416
APACHE CORP                  COM               037411105    343      3,384  SH             SOLE                3,384
BARCLAYS BK PLC              IPATH S&P ETN     06740C519  1,234     18,271  SH        SHARED-DEFINED  1       18,271
BARCLAYS BK PLC              IPATH S&P ETN     06740C519    640      9,479  SH             SOLE                9,479
BP PLC                       SPONSORED ADR     055622104  3,296     57,761  SH        SHARED-DEFINED  1       57,761
BP PLC                       SPONSORED ADR     055622104  1,724     30,214  SH             SOLE               30,214
CHEVRON CORP NEW             COM               166764100  2,778     36,628  SH        SHARED-DEFINED  1       36,628
CHEVRON CORP NEW             COM               166764100  1,458     19,218  SH             SOLE               19,218
COCA COLA CO                 COM               191216100  1,121     20,373  SH        SHARED-DEFINED  1       20,373
COCA COLA CO                 COM               191216100    584     10,610  SH             SOLE               10,610
CONOCOPHILLIPS               COM               20825C104  3,044     59,485  SH        SHARED-DEFINED  1       59,485
CONOCOPHILLIPS               COM               20825C104  1,599     31,248  SH             SOLE               31,248
CVS CAREMARK CORPORATION     COM               126650100  5,672    155,152  SH        SHARED-DEFINED  1      155,152
CVS CAREMARK CORPORATION     COM               126650100  2,971     81,247  SH             SOLE               81,247
DELL INC                     COM               24702R101  2,055    136,824  SH        SHARED-DEFINED  1      136,824
DELL INC                     COM               24702R101  1,076     71,665  SH             SOLE               71,665
F M C CORP                   COM NEW           302491303  4,495     74,250  SH        SHARED-DEFINED  1       74,250
F M C CORP                   COM NEW           302491303  2,357     38,940  SH             SOLE               38,940
FLOWSERVE CORP               COM               34354P105  2,721     24,674  SH        SHARED-DEFINED  1       24,674
FLOWSERVE CORP               COM               34354P105  1,429     12,967  SH             SOLE               12,967
FORCE PROTECTION INC         COM NEW           345203202    594     98,711  SH        SHARED-DEFINED  1       98,711
FORCE PROTECTION INC         COM NEW           345203202    314     52,197  SH             SOLE               52,197
FOSTER WHEELER AG            COM               H27178104  1,129     41,585  SH        SHARED-DEFINED  1       41,585
FOSTER WHEELER AG            COM               H27178104    261      9,615  SH             SOLE                9,615
HEWLETT PACKARD CO           COM               428236103  3,327     62,592  SH        SHARED-DEFINED  1       62,592
HEWLETT PACKARD CO           COM               428236103  1,745     32,839  SH             SOLE               32,839
INTERDIGITAL INC             COM               45867G101  1,179     42,313  SH        SHARED-DEFINED  1       42,313
INTERDIGITAL INC             COM               45867G101    620     22,250  SH             SOLE               22,250
JOHNSON & JOHNSON            COM               478160104  2,863     43,913  SH        SHARED-DEFINED  1       43,913
JOHNSON & JOHNSON            COM               478160104  1,498     22,976  SH             SOLE               22,976
KNIGHT CAPITAL GROUP INC     CL A              499005106  1,142     74,799  SH        SHARED-DEFINED  1       74,799
KNIGHT CAPITAL GROUP INC     CL A              499005106    596     39,090  SH             SOLE               39,090
KRATON PERFORMANCE POLYMERS  COM               50077C106  2,280    127,673  SH        SHARED-DEFINED  1      127,673
KRATON PERFORMANCE POLYMERS  COM               50077C106  1,198     67,095  SH             SOLE               67,095
MEDTRONIC INC                COM               585055106  5,031    111,731  SH        SHARED-DEFINED  1      111,731
MEDTRONIC INC                COM               585055106  2,635     58,534  SH             SOLE               58,534
MICROSOFT CORP               COM               594918104  2,492     85,096  SH        SHARED-DEFINED  1       85,096
MICROSOFT CORP               COM               594918104  1,304     44,523  SH             SOLE               44,523
NORTHROP GRUMMAN CORP        COM               666807102  4,261     64,979  SH        SHARED-DEFINED  1       64,979
NORTHROP GRUMMAN CORP        COM               666807102  2,243     34,218  SH             SOLE               34,218
ORACLE CORP                  COM               68389X105  1,181     45,943  SH        SHARED-DEFINED  1       45,943
ORACLE CORP                  COM               68389X105    622     24,190  SH             SOLE               24,190
PROCTER & GAMBLE CO          COM               742718109  4,169     65,895  SH        SHARED-DEFINED  1       65,895
PROCTER & GAMBLE CO          COM               742718109  2,189     34,590  SH             SOLE               34,590
PROSHARES TR                 PSHS ULSHRUS2000  74347R834  1,243     60,300  SH        SHARED-DEFINED  1       60,300
PROSHARES TR                 PSHS ULSHRUS2000  74347R834    643     31,200  SH             SOLE               31,200
SEAGATE TECHNOLOGY           SHS               G7945J104    729     39,943  SH        SHARED-DEFINED  1       39,943
SEAGATE TECHNOLOGY           SHS               G7945J104    384     21,044  SH             SOLE               21,044
SNAP ON INC                  COM               833034101  1,442     33,275  SH        SHARED-DEFINED  1       33,275
SNAP ON INC                  COM               833034101    763     17,589  SH             SOLE               17,589
SYMANTEC CORP                COM               871503108  2,318    136,921  SH        SHARED-DEFINED  1      136,921
SYMANTEC CORP                COM               871503108  1,223     72,247  SH             SOLE               72,247
TUTOR PERINI CORP            COM               901109108    667     30,664  SH        SHARED-DEFINED  1       30,664
TUTOR PERINI CORP            COM               901109108    353     16,185  SH             SOLE               16,185
TYCO INTERNATIONAL LTD       SHS               H89128104  3,471     90,751  SH        SHARED-DEFINED  1       90,751
TYCO INTERNATIONAL LTD       SHS               H89128104  1,823     47,649  SH             SOLE               47,649
UNITED TECHNOLOGIES CORP     COM               913017109  2,169     29,463  SH        SHARED-DEFINED  1       29,463
UNITED TECHNOLOGIES CORP CMN COM               913017109  1,143     15,528  SH             SOLE               15,528
WAL MART STORES INC          COM               931142103  4,262     76,658  SH        SHARED-DEFINED  1       76,658
WAL MART STORES INC          COM               931142103  2,237     40,236  SH             SOLE               40,236
WELLPOINT INC                COM               94973V107  3,229     50,154  SH        SHARED-DEFINED  1       50,154
WELLPOINT INC                COM               94973V107  1,691     26,260  SH             SOLE               26,260
WET SEAL INC                 CL A              961840105  1,990    418,155  SH        SHARED-DEFINED  1      418,155
WET SEAL INC                 CL A              961840105  1,046    219,710  SH             SOLE              219,710




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